(Loss)/earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Loss)/earnings per share
(Loss)/profit from continuing operations for the year attributable to equity holders of the Parent Company	$ (11,065,062)	$ 13,132,766	$ (98,506,318)
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company	$ 795,369	$ (10,076,290)	$ (25,073,130)
Weighted average number of ordinary shares outstanding during the year for basic EPS	8,656,553	6,785,700	6,785,700
Weighted average number of ordinary shares adjusted for the effect of dilution	8,656,553	11,026,477	11,026,477
(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations - basic	$ (1.28)	$ 1.94	$ (14.52)
(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations - diluted	(1.28)	1.19	(14.52)
(Loss)/profit per share attributable to equity holders of the Parent Company - basic	(1.19)	0.45	(18.21)
(Loss)/profit per share attributable to equity holders of the Parent Company - Diluted	$ (1.19)	$ 0.28	$ (18.21)